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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     March 31, 1997


Check here if Amendment [X]               Amendment Number :    3

   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------------
Address:  1 Lafayette Place
          -------------------------------
          Greenwich, CT 06830
          -------------------------------

Form 13F File Number:      28-2610
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------

Title:    Vice President of General Partner
          ----------------------------------------

Phone:    (203) 861-4600
          ----------------------------------------


Signature, Place, and Date of Signing:

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
                    /s/ E.J. BIRD                          Greenwich, CT                                May 12, 2000
          ----------------------------------------         ------------------------------            -----------------
           (Signature)                                     (City, State)                                  (Date)

Report Type ( Check only one):

   [X]    13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     48
Form 13F Information Table Value Total:              $ 861,587
                                                 (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table


Page 1 of 1

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
        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------  --------------  --------  --------  --------------------  ---------- -------- -------------------------
                                                     VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------  --------------  --------  --------  ---------  ---  ----  ---------- -------- -------------------------
Bandag Inc.                   Common   059815-10-0      366       7,256  SH          DEFINED                7,256
Bandag Inc.                   Common   059815-10-0   10,879     215,969  SH           SOLE                215,969
Chrysler Corp.                Common   171196-10-8    1,622      54,066  SH          DEFINED               54,066
Chrysler Corp.                Common   171196-10-8   31,378   1,045,934  SH           SOLE              1,045,934
Citicorp *                    Common   173034-10-9      303       2,797  SH          DEFINED                2,797
Citicorp *                    Common   173034-10-9  170,171   1,572,022  SH           SOLE              1,572,022
Dow Chemical  Co.             Common   260543-10-3    2,851      35,635  SH          DEFINED               35,635
Dow Chemical  Co.             Common   260543-10-3   83,977   1,049,713  SH           SOLE              1,049,713
Conrail Inc.                  Common   208368-10-0      367       3,254  SH          DEFINED                3,254
Conrail Inc.                  Common   208368-10-0   10,908      96,746  SH           SOLE                 96,746
General Mtrs Corp.            Common   370442-10-5      562      10,057  SH          DEFINED               10,057
General Mtrs Corp.            Common   370442-10-5   16,713     298,943  SH           SOLE                298,943
Guess Inc.                    Common   401617-10-5      509      47,366  SH          DEFINED               47,366
Guess Inc.                    Common   401617-10-5   11,709   1,089,234  SH           SOLE              1,089,234
Georgia Gulf Corp             Common   373200-20-3      695      27,522  SH          DEFINED               27,522
Georgia Gulf Corp             Common   373200-20-3   20,548     813,778  SH           SOLE                813,778
Harrah's Entmt Inc.           Common   413619-10-7      126       7,355  SH          DEFINED                7,355
Harrah's Entmt Inc.           Common   413619-10-7    3,760     219,545  SH           SOLE                219,545
International Business Machs  Common   459200-10-1   72,775     529,757  SH          DEFINED              529,757
International Business Machs  Common   459200-10-1  146,932   1,069,564  SH           SOLE              1,069,564
International Business Machs  Options  459200-90-1    1,623         293  SH   Calls  DEFINED                  293
International Business Machs  Options  459200-90-1   36,353       6,565  SH   Calls   SOLE                  6,565
Ipalco Enterprises Inc. **    Common   462613-10-0       34       1,104  SH          DEFINED                1,104
Ipalco Enterprises Inc. **    Common   462613-10-0      996      32,800  SH           SOLE                 32,800
Jostens Inc.                  Common   481088-10-2       70       3,108  SH          DEFINED                3,108
Jostens Inc.                  Common   481088-10-2    2,034      89,892  SH           SOLE                 89,892
Office Depot Inc.             Common   676220-10-6    1,089      53,463  SH          DEFINED               53,463
Office Depot Inc.             Common   676220-10-6   35,217   1,728,437  SH           SOLE              1,728,437
Lone Star Inds. Inc.          Common   542290-40-8       17         431  SH          DEFINED                  431
Lone Star Inds. Inc.          Common   542290-40-8      506      13,069  SH           SOLE                 13,069
Laboratory Corp. Amer. Hldgs  Common   50540R-10-2      887     253,351  SH          DEFINED              253,351
Laboratory Corp. Amer. Hldgs  Common   50540R-10-2    2,679     765,557  SH           SOLE                765,557
McKesson Corp. ***            Common   581556-10-7    2,218      34,659  SH          DEFINED               34,659
McKesson Corp. ***            Common   581556-10-7  122,738   1,917,782  SH           SOLE              1,917,782
PS Group Inc.                 Common   693624-10-8   16,776   1,198,270  SH           SOLE              1,198,270
Portland General Corp.        Common   736506-10-6       52       1,482  SH          DEFINED                1,482
Portland General Corp.        Common   736506-10-6    1,587      45,518  SH           SOLE                 45,518
Staples Inc.                  Options  855030-95-2       80          85  SH   Puts   DEFINED                   85
Staples Inc.                  Options  855030-95-2    2,358       2,515  SH   Puts    SOLE                  2,515
Southdown Inc.                Common   841297-10-4       96       2,810  SH          DEFINED                2,810
Southdown Inc.                Common   841297-10-4    2,829      82,590  SH           SOLE                 82,590
Toy Biz Inc.                  Common   892261-10-8       36       3,774  SH          DEFINED                3,774
Toy Biz Inc.                  Common   892261-10-8    1,068     112,426  SH           SOLE                112,426
UST Inc.                      Common   902911-10-6    1,600      57,390  SH          DEFINED               57,390
UST Inc.                      Common   902911-10-6   47,181   1,692,610  SH           SOLE              1,692,610
Walters Industries Inc.       Common   93317Q-10-5   10,322     778,980  SH          DEFINED              778,980
Wells Fargo & Co ****         Common   949740-10-4    6,646      23,392  SH          DEFINED               23,392
Wells Fargo & Co ****         Common   949740-10-4  265,244     933,545  SH           SOLE                933,545

* Short position in this security                  (161,171) (1,488,869)
** Short position in this security                     (152)     (5,000)
*** Short position in this security                 (57,358)   (896,213)
**** Short position in this security                (69,219)   (243,623)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM
THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Grand Total                                                      861,587
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